Share-based payments - Prior VSOP - Expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Share-based payments
Cost of Sales	€ 221	€ 147	€ 199	€ 147
Selling and distribution expenses	89	112	119	153
Research and development expenses	452	609	659	761
General and administrative expenses	320	1,891	537	3,221
Other operating expenses	162	235	219	291
Total	€ 1,244	€ 2,994	€ 1,731	€ 4,572